PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment Net
PROPERTY, PLANT AND EQUIPMENT, NET

4	PROPERTY, PLANT AND EQUIPMENT, NET

	Freehold land	Properties	Leasehold Improvements	Construction in progress	Machineries	Furniture and fittings	Motor vehicles	Office equipment	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD
Cost:
At January 1, 2023	1,546,665	3,177,965	24,633	53,800	4,507,365	42,045	1,302,596	58,838	10,713,907
Additions	-	36,109	-	64,416	10,574	1,392	-	3,913	116,404
Transfer	-	118,216	-	(118,216)	-	-	-	-	-
Disposals	-	-	-	-	(1,401)	-	(88,652)	(184)	(90,237)
Exchange difference	-	-	(410)	-	107	-	6,913	593	7,203
At December 31, 2023 and January 1, 2024	1,546,665	3,332,290	24,223	-	4,516,645	43,437	1,220,857	63,160	10,747,277
Additions	888,605	123,642	-	8,420	27,566	2,136	2,007	2,383	1,054,759
Transfer	-	8,420	-	(8,420)	-	-	-	-	-
Disposals	-	-	-	-	-	-	(3,201)	(617)	(3,818)
Exchange difference	-	-	(356)	-	(94)	-	(6,420)	(1,120)	(7,990)
At December 31, 2024	2,435,270	3,464,352	23,867	-	4,544,117	45,573	1,213,243	63,806	11,790,228

Accumulated depreciation:
At January 1, 2023	-	(362,745)	(15,177)	-	(1,384,252)	(15,582)	(321,677)	(43,726)	(2,143,159)
Charge for the year	-	(156,404)	(6,206)	-	(450,707)	(5,071)	(237,309)	(7,590)	(863,287)
Eliminated upon disposals	-	-	-	-	756	-	70,608	-	71,364
Exchange difference	-	-	236	-	(2,299)	-	(2,984)	(439)	(5,486)
At December 31, 2023 and January 1, 2024	-	(519,149)	(21,147)	-	(1,836,502)	(20,653)	(491,362)	(51,755)	(2,940,568)
Charge for the year	-	(16,940)	(3,089)	-	(162,400)	(5,268)	(220,604)	(5,721)	(414,022)
Eliminated upon disposals	-	-	-	-	-	-	2,347	617	2,964
Exchange difference	-	-	369	-	(39)	-	4,509	1,059	5,898
At December 31, 2024	-	(536,089)	(23,867)	-	(1,998,941)	(25,921)	(705,110)	(55,800)	(3,345,728)

Accumulated impairment:
At January 1, 2023	-	-	-	-	-	-	-	-	-
Charge for the year	-	(2,575,694)	-	-	(1,668,994)	-	-	-	(4,244,688)
At December 31, 2023 and January 1, 2024	-	(2,575,694)	-	-	(1,668,994)	-	-	-	(4,244,688)
Charge for the year	-	(202,663)	-	-	(407,965)	(4,306)	(176,313)	(3,739)	(794,986)
At December 31, 2024	-	(2,778,357)	-	-	(2,076,959)	(4,306)	(176,313)	(3,739)	(5,038,674)

Net book value:
At December 31, 2023	1,546,665	237,447	3,076	-	1,011,149	22,784	729,495	11,405	3,562,021
At December 31, 2024	2,435,270	149,906	-	-	468,217	15,346	331,820	4,267	3,404,826

Impairment assessment

During the reporting period and the last reporting period, certain subsidiaries operating in Peru represented Manufacturing Segment have been severely affected by unfavorable market conditions arising in the construction and home improvement sector, which indicates that the property, plant and equipment of these subsidiaries may have impaired. The directors of the Company have therefore performed an impairment assessment on the property, plant and equipment of these subsidiaries at December 31, 2024 and 2023 respectively. As a result of the impairment assessment, an impairment loss of USD794,985 was recognized in profit or loss during the reporting period (2023: USD4,244,688). The recoverable amount of the relevant assets has been determined on the basis of the fair value less cost of disposal, by reference to market evidence of recent transactions for similar assets.